Certa

[redacted]

15008129

NYSE

Silvio Conte (Joe)
Director
Corporate Actions Group, Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
F +1 212 656 5893
silvio.conte@nyse.com

September 17, 2015

Received SEC
SEP 17 2015
Washington, DC 20549

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The NYSE Arca certifies its approval for listing and registration shares of Goldman Sachs ActiveBeta ® U.S. Large Cap Equity ETF a series of Goldman Sachs ETF Trust under the Exchange Act of 1934.

Sincerely,